Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Rental income	$ 5,879,526	$ 6,799,575	$ 12,665,211	$ 13,694,755	$ 27,467,410	$ 31,141,558
Fees and other income	241,878	321,412	485,344	605,496	1,173,701	1,202,455
Total revenue	6,121,404	7,120,987	13,150,555	14,300,251	28,641,111	32,344,013
Costs and expenses:
Rental operating costs	1,999,834	2,526,002	4,380,926	5,289,552	10,410,574	10,886,719
General and administrative	1,278,971	1,419,668	2,630,316	3,180,371	5,268,315	4,532,703
Depreciation and amortization	1,622,230	1,749,113	3,196,756	3,959,194	7,364,688	9,101,605
Total costs and expenses	5,746,709	5,694,783	11,053,672	12,429,117	23,043,577	24,521,027
Other income (expense):
Interest expense-Series B preferred stock		(627,273)		(1,275,724)	(2,226,101)	(4,770,945)
Interest and other income (expense), net	8,400	4,409	1,405	9,933	141,306	55,909
Gain on sales of real estate, net	334,096	176,392	324,261	1,390,634	6,319,272	12,200,138
Deferred offering costs						(1,507,599)
Impairment of real estate assets	(845,674)		(845,674)		0	(532,951)
Acquisition costs					(24,269)	(26,177)
Income tax expense	(51,369)	(191,809)	(135,000)	(273,239)	(611,263)	(518,567)
Total other income (expense), net	(1,982,229)	(2,502,878)	(4,636,536)	(3,909,745)	(4,824,600)	(3,370,263)
Net loss	(1,607,534)	(1,076,674)	(2,539,653)	(2,038,611)	772,934	4,452,723
Less: Income attributable to noncontrolling interests	(315,282)	(182,924)	(490,293)	(949,379)	(1,383,140)	(1,068,429)
Net loss attributable to Presidio Property Trust, Inc. common stockholders	(1,922,816)	(1,259,598)	(3,029,946)	(2,987,990)	$ (610,206)	$ 3,384,294
Basic (loss) income per common share
(Loss) income per common share (in dollars per share)					$ (0.07)	$ 0.38
Weighted average number of common shares outstanding—basic (in shares)					8,862,958	8,840,680
Diluted (loss) income per common share
(Loss) income per common share (in dollars per share)					$ (0.07)	$ 0.38
Weighted average number of common shares outstanding—diluted (in shares)					8,862,958	8,933,176
Mortgage Notes [Member]
Other income (expense):
Interest expense	(1,477,628)	(1,864,597)	(3,165,404)	(3,761,349)	$ (7,337,423)	$ (8,270,071)
Notes Payable [Member]
Other income (expense):
Interest expense	$ (795,728)		$ (1,661,798)		$ (1,086,122)